Components of Senior Notes Payable and Other Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified									12 Months Ended																12 Months Ended
	Dec. 31, 2012 Senior Notes	Mar. 28, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Apr. 05, 2011 Senior Notes	Dec. 31, 2012 Term Loan	Dec. 31, 2011 Term Loan	Dec. 31, 2012 Line of Credit	Dec. 31, 2011 Line of Credit	Dec. 31, 2012 Construction Loans	Dec. 31, 2011 Construction Loans	Dec. 31, 2012 2016 Revolver	Dec. 31, 2012 2014 Revolver	Dec. 31, 2011 2014 Revolver	Dec. 31, 2012 Loans Payable	Dec. 31, 2011 Loans Payable	Dec. 31, 2012 HUD Loan	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Senior Notes	Mar. 28, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Senior Notes	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Senior Notes	Apr. 05, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Senior Notes	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Term Loan	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Term Loan	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Line of Credit	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Line of Credit	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Construction Loans	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Construction Loans	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries 2016 Revolver	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries 2014 Revolver	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries 2014 Revolver	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Loans Payable	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Loans Payable	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries HUD Loan
Debt Instrument [Line Items]
Interest Rate on Term loan	7.75%		7.75%													5.00%	7.75%		7.75%
Interest rate of senior note	7.75%				5.75%	5.75%								6.00%	6.00%		7.75%				5.75%	5.75%								6.00%	6.00%	5.00%
Premium paid on issuance of HUD Loan	$ 3.20	$ 1.00	$ 2.60	$ 2.75												$ 2.50	$ 3.20	$ 1.00	$ 2.60	$ 2.75												$ 2.50
Interest Rate on Acquisition credit line							5.75%	5.75%			5.25%	6.50%	6.50%										5.75%	5.75%			5.25%	6.50%	6.50%
Interest rate minimum									5.95%	5.95%															5.95%	5.95%